Investments in Other Entities - Summary of Investment in Associates and Joint Ventures Accounted for under Equity Method (Detail) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 USD ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of associates and joint ventures [line items]
Ownership Percentage				0.00%
Investments in other entities		$ 517	[1]	$ 10,518	$ 9,751	[2]
Investments accounted for using equity method [member] | Promotora Industrial Azucarera, S.A. de C.V. ("PIASA") [member]
Disclosure of associates and joint ventures [line items]
Associates	[3]	Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”)
Principal Activity	[3]	Sugar production
Place of Incorporation	[3]	Mexico
Ownership Percentage	[3]	36.40%		36.40%
Carrying Amount	[3]			$ 3,120	3,274
Investments accounted for using equity method [member] | Jugos del Valle, S.A.P.I. de C.V. [member]
Disclosure of associates and joint ventures [line items]
Associates	[3]	Jugos del Valle, S.A.P.I. de C.V.
Principal Activity	[3]	Beverages
Place of Incorporation	[3]	Mexico
Ownership Percentage	[3]	28.80%		26.30%
Carrying Amount	[3]			$ 1,571	1,929
Investments accounted for using equity method [member] | Leao Alimentos e Bebidas, LTDA [member]
Disclosure of associates and joint ventures [line items]
Associates	[3]	Leao Alimentos e Bebidas, LTDA
Principal Activity	[3]	Beverages
Place of Incorporation	[3]	Brazil
Ownership Percentage	[3]	24.70%		24.70%
Carrying Amount	[3]			$ 2,084	1,931
Investments accounted for using equity method [member] | Industria Envasadora de Queretaro, S.A. de C.V. ("IEQSA") [member]
Disclosure of associates and joint ventures [line items]
Associates	[3]	Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”)
Principal Activity	[3]	Canned bottling
Place of Incorporation	[3]	Mexico
Ownership Percentage	[3]	26.50%		26.50%
Carrying Amount	[3]			$ 179	194
Investments accounted for using equity method [member] | Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER") [member]
Disclosure of associates and joint ventures [line items]
Associates	[3]	Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”)
Principal Activity	[3]	Recycling
Place of Incorporation	[3]	Mexico
Ownership Percentage	[3]	35.00%		35.00%
Carrying Amount	[3]			$ 129	121
Investments accounted for using equity method [member] | Other associates [member]
Disclosure of associates and joint ventures [line items]
Associates		Others
Principal Activity		Various
Place of Incorporation		Various
Carrying Amount				897	793
Investments accounted for using equity method [member] | Investment in Associates and Joint Ventures [member]
Disclosure of associates and joint ventures [line items]
Investments in other entities				$ 10,518	9,751
Investments accounted for using equity method [member] | Compania Panamena de Bebidas, S.A.P.I. de C.V. [member]
Disclosure of associates and joint ventures [line items]
Joint ventures		Compañía Panameña de Bebidas, S.A.P.I. de C.V.
Principal Activity		Beverages
Place of Incorporation		Mexico
Ownership Percentage		50.00%		50.00%
Carrying Amount				$ 1,550	486
Investments accounted for using equity method [member] | Dispensadoras de Cafe, S.A.P.I. de C.V. [member]
Disclosure of associates and joint ventures [line items]
Joint ventures		Dispensadoras de Café, S.A.P.I. de C.V.
Principal Activity		Services
Place of Incorporation		Mexico
Ownership Percentage		50.00%		50.00%
Carrying Amount				$ 162	172
Investments accounted for using equity method [member] | Fountain Agua Mineral, LTDA [member]
Disclosure of associates and joint ventures [line items]
Joint ventures		Fountain Agua Mineral, LTDA
Principal Activity		Beverages
Place of Incorporation		Brazil
Ownership Percentage		50.00%		50.00%
Carrying Amount				$ 826	$ 851

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1
[3]	The Company has significant influence due to the fact that it has power to participate in the financial and operating policy decisions of the investee.